ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%

Advertising – 0.5%
National CineMedia, Inc.	1,252	$10,266

Aerospace/Defense – 0.6%
Ducommun, Inc.*	304	12,890

Airlines – 1.2%
SkyWest, Inc.	428	24,567

Apparel – 0.7%
Rocky Brands, Inc.	436	14,488

Auto Parts & Equipment – 1.1%
Miller Industries, Inc.	352	11,722
Stoneridge, Inc.*(a)	360	11,149
Total Auto Parts & Equipment		22,871

Banks – 5.9%
Bank First Corp.(a)	177	11,714
Bank of Marin Bancorp	241	9,999
Baycom Corp.*	428	9,720
First Community Bankshares, Inc.	309	10,002
First United Corp.	480	10,560
Independent Bank Corp.	584	12,448
Macatawa Bank Corp.	1,144	11,886
Nicolet Bankshares, Inc.*	160	10,651
OFG Bancorp (Puerto Rico)	828	18,133
Parke Bancorp, Inc.	452	10,044
United Security Bancshares	1,000	10,520
Total Banks		125,677

Biotechnology – 5.4%
Arcturus Therapeutics Holdings, Inc.*	1,034	10,619
Cara Therapeutics, Inc.*(a)	568	10,383
Dyadic International, Inc.*(a)	1,904	11,672
Krystal Biotech, Inc.*(a)	457	15,869
Pieris Pharmaceuticals, Inc.*	2,122	7,236
Syndax Pharmaceuticals, Inc.*	1,065	7,956
Veracyte, Inc.*(a)	772	18,528
Vericel Corp.*(a)	637	9,644
XOMA Corp.*	577	11,263
Zymeworks, Inc. (Canada)*	428	10,614
Total Biotechnology		113,784

Building Materials – 0.5%
Forterra, Inc.*	1,455	10,520

Coal – 0.6%
Advanced Emissions Solutions, Inc.	916	13,593

Commercial Services – 3.5%
Collectors Universe, Inc.	560	15,949
Evo Payments, Inc., Class A*	420	11,810
Franklin Covey Co.*	313	10,955
International Money Express, Inc.*	849	11,665
R1 RCM, Inc.*	1,332	11,895
Vectrus, Inc.*	293	11,911
Total Commercial Services		74,185

Computers – 2.6%
Agilysys, Inc.*	532	13,625
Icad, Inc.*	1,453	9,953
Kornit Digital Ltd. (Israel)*	404	12,435
PAR Technology Corp.*(a)	804	19,111
Total Computers		55,124

Diversified Financial Services – 3.4%
America First Multifamily Investors LP	1,608	13,153
B. Riley Financial, Inc.	447	10,558
Hamilton Lane, Inc., Class A	284	16,177
Oppenheimer Holdings, Inc., Class A	376	11,303
Sculptor Capital Management, Inc.	484	9,428
World Acceptance Corp.*(a)	96	12,241
Total Diversified Financial Services		72,860

Electric – 1.2%
Ameresco, Inc., Class A*	856	13,756
Spark Energy, Inc., Class A	1,025	10,814
Total Electric		24,570

Electrical Components & Equipment – 1.8%
Novanta, Inc.*	308	25,170
Powell Industries, Inc.	308	12,058
Total Electrical Components & Equipment		37,228

Electronics – 2.9%
Camtek Ltd. (Israel)	1,152	10,806
Mesa Laboratories, Inc.	61	14,504
Napco Security Technologies, Inc.*(a)	524	13,372
RADA Electronic Industries Ltd. (Israel)*	2,121	10,096
Vishay Precision Group, Inc.*	392	12,834
Total Electronics		61,612

Energy - Alternate Sources – 1.2%
Sunrun, Inc.*(a)	900	15,034
Vivint Solar, Inc.*(a)	1,564	10,229
Total Energy - Alternate Sources		25,263

Engineering & Construction – 1.2%
Construction Partners, Inc., Class A*	701	10,921
Great Lakes Dredge & Dock Corp.*	1,373	14,348
Total Engineering & Construction		25,269

Entertainment – 2.1%
Eldorado Resorts, Inc.*(a)	920	36,680
Monarch Casino & Resort, Inc.*	208	8,672
Total Entertainment		45,352

Environmental Control – 4.2%
AquaVenture Holdings Ltd.*	576	11,192
Casella Waste Systems, Inc., Class A*	1,028	44,142
Energy Recovery, Inc.*(a)	1,109	10,275
Heritage-Crystal Clean, Inc.*	412	10,918
Pure Cycle Corp.*	1,172	12,048
Total Environmental Control		88,575

Food – 1.3%
Chefs’ Warehouse, Inc. (The)*	420	16,934
Ingles Markets, Inc., Class A	280	10,881
Total Food		27,815

Gas – 0.5%
Global Partners LP	588	11,531

Healthcare - Products – 3.7%
Alphatec Holdings, Inc.*	2,616	13,132
Apyx Medical Corp.*	1,536	10,399
BioLife Solutions, Inc.*	577	9,593
Hanger, Inc.*	472	9,619
Lantheus Holdings, Inc.*	472	11,831
Misonix, Inc.*	500	10,050
Quotient Ltd.*(a)	1,608	12,494
Total Healthcare - Products		77,118

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare - Services – 2.7%
Addus HomeCare Corp.*	212	$16,807
Catasys, Inc.*(a)	844	13,302
Joint Corp. (The)*	668	12,432
RadNet, Inc.*	948	13,613
Total Healthcare - Services		56,154

Home Furnishings – 0.6%
Universal Electronics, Inc.*	235	11,962

Insurance – 2.7%
Goosehead Insurance, Inc., Class A	289	14,262
Hallmark Financial Services, Inc.*	760	14,539
Kinsale Capital Group, Inc.	280	28,927
Total Insurance		57,728

Internet – 4.0%
Cardlytics, Inc.*(a)	405	13,575
DHI Group, Inc.*	2,649	10,199
EverQuote, Inc., Class A*	565	12,057
Perion Network Ltd. (Israel)*	1,734	8,479
Rubicon Project, Inc. (The)*	2,276	19,824
TechTarget, Inc.*	445	10,024
Zix Corp.*	1,488	10,773
Total Internet		84,931

Investment Companies – 1.0%
Ellington Financial, Inc.	597	10,788
Newtek Business Services Corp.(a)	473	10,680
Total Investment Companies		21,468

Iron / Steel – 0.7%
Mesabi Trust(a)	596	14,256

Leisure Time – 1.3%
Clarus Corp.	1,040	12,194
Lindblad Expeditions Holdings, Inc.*	852	14,280
Total Leisure Time		26,474

Metal Fabricate / Hardware – 1.7%
Lawson Products, Inc.*	281	10,883
Northwest Pipe Co.*	440	12,386
Omega Flex, Inc.	124	12,679
Total Metal Fabricate / Hardware		35,948

Miscellaneous Manufacturing – 0.5%
Loop Industries, Inc. (Canada)*(a)	796	10,205

Office Furnishings – 0.5%
Kimball International, Inc., Class B	551	10,634

Oil & Gas – 1.4%
Geopark Ltd. (Colombia)*(a)	1,092	20,104
Sabine Royalty Trust	232	10,066
Total Oil & Gas		30,170

Oil & Gas Services – 0.4%
Matrix Service Co.*	509	8,724

Packaging & Containers – 0.5%
UFP Technologies, Inc.*	272	10,499

Pharmaceuticals – 5.8%
Anika Therapeutics, Inc.*	200	10,978
Arvinas, Inc.*	433	9,331
Axsome Therapeutics, Inc.*(a)	1,057	21,394
BioDelivery Sciences International, Inc.*	2,512	10,576
BioSpecifics Technologies Corp.*	160	8,563
Cytokinetics, Inc.*	876	9,969
Dova Pharmaceuticals, Inc.*(a)	680	19,006
Kodiak Sciences, Inc.*	952	13,690
Protagonist Therapeutics, Inc.*	748	8,983
Recro Pharma, Inc.*	961	10,648
Total Pharmaceuticals		123,138

Real Estate – 1.2%
Landmark Infrastructure Partners LP	708	12,772
Safehold, Inc.	396	12,078
Total Real Estate		24,850

REITS – 8.3%
Arbor Realty Trust, Inc.(a)	1,068	14,002
Ares Commercial Real Estate Corp.	728	11,087
City Office REIT, Inc.	795	11,440
Community Healthcare Trust, Inc.	348	15,503
CorEnergy Infrastructure Trust, Inc.(a)	236	11,144
Gladstone Commercial Corp.	479	11,257
Global Medical REIT, Inc.	1,004	11,446
Granite Point Mortgage Trust, Inc.	540	10,120
Great Ajax Corp.	728	11,284
iStar, Inc.	848	11,066
Jernigan Capital, Inc.	440	8,470
NexPoint Residential Trust, Inc.	353	16,506
One Liberty Properties, Inc.	385	10,599
Retail Value, Inc.	288	10,668
Spirit MTA REIT	1,285	10,845
Total REITS		175,437

Retail – 1.8%
America’s Car-Mart, Inc.*	197	18,065
Foundation Building Materials, Inc.*(a)	708	10,967
PetIQ, Inc.*(a)	332	9,050
Total Retail		38,082

Semiconductors – 1.4%
Adesto Technologies Corp.*(a)	1,076	9,211
DSP Group, Inc.*	765	10,775
Impinj, Inc.*	303	9,341
Total Semiconductors		29,327

Software – 9.8%
American Software, Inc., Class A	745	11,190
AppFolio, Inc., Class A*(a)	272	25,878
Bandwidth, Inc., Class A*(a)	288	18,752
Brightcove, Inc.*	1,113	11,664
Digital Turbine, Inc.*	2,340	15,081
Five9, Inc.*	788	42,347
LivePerson, Inc.*(a)	628	22,420
MobileIron, Inc.*	1,940	12,697
Sapiens International Corp. NV (Israel)	732	14,377
Simulations Plus, Inc.	576	19,987
Verra Mobility Corp.*	860	12,341
Total Software		206,734

Telecommunications – 3.5%
Airgain, Inc.*	709	8,331
Anterix, Inc.*	268	9,702
AudioCodes Ltd. (Israel)	1,236	23,373
Harmonic, Inc.*	2,104	13,844
IDT Corp., Class B*	1,000	10,530
Luna Innovations, Inc.*	1,593	9,223
Total Telecommunications		75,003

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Toys / Games / Hobbies – 0.5%
Funko, Inc., Class A*(a)	540	$11,111

Transportation – 2.3%
DHT Holdings, Inc.	2,036	12,521
Dorian LPG Ltd.*	1,200	12,432
Hoegh LNG Partners LP (Bermuda)	568	8,781
PAM Transportation Services, Inc.*	260	15,369
Total Transportation		49,103

Water – 0.7%
Middlesex Water Co.	217	14,096
Total Common Stocks
(Cost $2,061,345)		2,101,192

MONEY MARKET FUND – 2.6%
STIT - Government & Agency Portfolio, Institutional Class, 1.83%(b) (Cost $55,565)	55,565	55,565

REPURCHASE AGREEMENT – 11.4%(c)
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $241,402, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $245,492)
(Cost $241,386)	$241,386	241,386

Total Investments – 113.4%
(Cost $2,358,296)		2,398,143
Liabilities in Excess of Other Assets – (13.4%)		(283,550)
Net Assets – 100.0%		$2,114,593

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $416,546; the aggregate market value of the collateral held by the fund is $428,013. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $186,627.
(b)	Rate shown reflects the 7-day yield as of September 30, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,101,192	$–	$–	$2,101,192
Money Market Fund	55,565	–	–	55,565
Repurchase Agreement	–	241,386	–	241,386
Total	$2,156,757	$241,386	$–	$2,398,143

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.5%
Aerospace/Defense	0.6
Airlines	1.2
Apparel	0.7
Auto Parts & Equipment	1.1
Banks	5.9
Biotechnology	5.4
Building Materials	0.5
Coal	0.6
Commercial Services	3.5
Computers	2.6
Diversified Financial Services	3.4
Electric	1.2
Electrical Components & Equipment	1.8
Electronics	2.9
Energy - Alternate Sources	1.2
Engineering & Construction	1.2
Entertainment	2.1
Environmental Control	4.2
Food	1.3
Gas	0.5
Healthcare - Products	3.7
Healthcare - Services	2.7
Home Furnishings	0.6
Insurance	2.7
Internet	4.0
Investment Companies	1.0
Iron / Steel	0.7
Leisure Time	1.3
Metal Fabricate / Hardware	1.7
Miscellaneous Manufacturing	0.5
Office Furnishings	0.5
Oil & Gas	1.4
Oil & Gas Services	0.4
Packaging & Containers	0.5
Pharmaceuticals	5.8
Real Estate	1.2
REITS	8.3
Retail	1.8
Semiconductors	1.4
Software	9.8
Telecommunications	3.5
Toys / Games / Hobbies	0.5
Transportation	2.3
Water	0.7
Money Market Fund	2.6
Repurchase Agreement	11.4
Total Investments	113.4
Liabilities in Excess of Other Assets	(13.4)
Net Assets	100.0%